Related Party Transactions - Schedule of Related Party Transactions (Details)		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Loans from related parties
Loans from related parties					¥ 2,200,000
Loans to related parties
Loans to related parties		191,596	1,300,000	3,030,000	300,000
Collection from loans to related parties
Collection from loans to related parties		$ 1,474	10,000	6,800,000	400,000
Payment on behalf of the Group
Amount due from related parties			340,292	279,845
Zheng Nan [Member]
Loans from related parties
Loans from related parties			1,320,000
Repayment of loans from related parties
Repayment of loans from related parties			1,300,000
Loans to related parties
Loans to related parties				6,300,000
Collection from loans to related parties
Collection from loans to related parties				6,300,000	400,000
Accounts received on behalf of the Group
Accounts received on behalf of the Group			96,230	191,820	111,341
Collection of accounts received on behalf of the Group
Collection of accounts received on behalf of the Group			135,544	223,316
Payment on behalf of the Group
Payment on behalf of the Group			50,000
Amount due from related parties	[1]		37,487	79,845
Amount due to a related party:
Amount due to a related party	[2]		70,000
Zheng Jiahua [Member]
Loans from related parties
Loans from related parties				3,030,000	300,000
Repayment of loans from related parties
Repayment of loans from related parties				3,030,000	300,000
Loans to related parties
Loans to related parties				500,000	400,000
Collection from loans to related parties
Collection from loans to related parties				500,000
Chongqing Zijing Huangcheng [Member]
Loans to related parties
Loans to related parties			200,000
Collection from loans to related parties
Collection from loans to related parties			10,000
Interest income of loan to a related party
Interest income of loan to a related party			4,000
Information marketing services procured from a related party
Information marketing services procured from a related party			708,787	255,000
Payment on behalf of a related party
Payment on behalf of a related party			34,845
Payment on behalf of the Group
Amount due from related parties	[3]		¥ 302,805	¥ 200,000

[1]	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.
[2]	The balance represented an interest-free loan from Mr. Zheng Nan for the Group’s daily operation and reimbursement of expenses paid on the Group’s behalf.
[3]	The balance as of June 30, 2026 represented the prepayments to Chongqing Zijing Huangcheng for marketing services and a loan of RMB200,000, which bears an interest rate consistent with the benchmark interest rate of commercial banks and is due on October 30, 2027. The balance as of June 30, 2025 represented the prepayments to Chongqing Zijing Huangcheng for marketing services.